FHLB Advances and Other Borrowings	12 Months Ended
Sep. 30, 2019
Federal Home Loan Banks [Abstract]
FHLB Advances and Other Borrowings	FHLB ADVANCES AND OTHER BORROWINGS

The table below shows the maturity dates of outstanding FHLB advances.

	September 30, 2019	September 30, 2018
	(In thousands)
FHLB advances
Within 1 year	$950,000	$1,680,000
1 to 3 years	750,000	300,000
3 to 5 years	400,000	200,000
More than 5 years	150,000	150,000
	$2,250,000	$2,330,000

As of September 30, 2019, there is $100,000,000 of FHLB advances that are callable as of August 7, 2020 and quarterly thereafter.

Financial information pertaining to the weighted-average cost and the amount of FHLB advances were as follows.

	2019	2018	2017
	(In thousands)
Weighted average interest rate, including cash flow hedges, at end of year	2.49%	2.66%	2.80%
Weighted daily average interest rate, including cash flow hedges, during the year	2.69%	2.62%	3.00%
Daily average of FHLB advances during the year	$2,533,890	$2,384,795	$2,167,986
Maximum amount of FHLB advances at any month end	$2,665,000	$2,620,000	$2,350,000
Interest expense during the year (including swap interest income and expense)	$68,190	$62,452	$64,969

The Bank has a credit line with the Federal Home Loan Bank of Des Moines ("FHLB") equal to 45% of total assets, subject to collateral requirements.

The Bank has entered into borrowing agreements with the FHLB to borrow funds under a short-term floating rate cash management advance program and a fixed-rate term loan agreements. All borrowings are secured by stock of the FHLB, deposits with the FHLB and a blanket pledge of qualifying loans receivable as provided in the agreements with the FHLB.